Net income per share and net income attributable to common stockholders (Details)	12 Months Ended
	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares
Net income per share and net income attributable to common stockholders
Net income attributable to X Financial	$ 111,217,807	¥ 774,276,129	¥ 883,111,893	¥ 340,275,002
Shares (denominator):
Weighted average number of ordinary shares used in computing basic EPS	313,757,887	313,757,887	286,588,402	261,219,657
Basic net income per share | (per share)	$ 0.35	¥ 2.47	¥ 3.08	¥ 1.30
Diluted effects of stock options and RSUs	5,989,505	5,989,505	17,395,882	18,491,147
Weighted average number of ordinary shares used in computing diluted EPS	319,747,392	319,747,392	303,984,284	279,710,804
Diluted net income per share | (per share)	$ 0.35	¥ 2.42	¥ 2.91	¥ 1.22